Income tax expense	12 Months Ended
Dec. 31, 2024
Income tax expense
Income Tax Expense

18. Income Tax Expense

Payments made to NXT for services rendered to clients and branch offices in certain countries may be subject to foreign income and withholding taxes. Such taxes incurred are only recoverable in certain limited circumstances, including potential utilization in Canada as a foreign tax credit, or against future taxable earnings from the foreign jurisdictions.

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT's income (loss) before income taxes as follows:

	For the years ended December 31,
	2024	2023	2022

Net loss before income taxes	$(9,077,795)	$(5,451,112)	$(6,733,076)
Canadian statutory income tax rate	23.0%	23.0%	23.0%
Income tax (recovery) at statutory income tax rate	(2,087,893)	(1,253,756)	(1,548,607)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	92,142	58,801	53,379
Change in statutory tax rates	-	-	(11,997)
Foreign exchange adjustments	160,597	2,754	-
True-up	(14,841)	(10,060)	(3,280)
US loss expiry and Other	1,530	437,330	(33,113)
Change in valuation allowance	1,848,465	764,931	1,543,618
Income tax expense (recovery)	-	-	-

A valuation allowance has been provided for the Company’s deferred income tax assets due to uncertainty regarding the amount and timing of their potential future utilization, as follows:

	For the years ended December 31,
	2024	2023	2022
Net operating losses carried forward:
Canada (expiration dates 2027 to 2044)	$11,076,403	$9,594,511	$9,136,353
USA (expiration dates 2025 to 2026)	3,921	5,631	169,359
Timing differences on property & equipment, Right
of Use of Assets, Lease obligations and Financing	1,784,071	1,806,446	1,726,603
SRED Expenditures	676,518	676,518	676,518
Foreign Tax Credit	285,772	285,772	285,772
	13,826,685	12,368,878	11,994,605
Intellectual property	(2,247,441)	(2,638,099)	(3,028,757)
Less valuation allowance	(11,579,244)	(9,730,779)	(8,965,848)
	-	-	-